Finance Costs, Net	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Finance Costs, Net
Note 7: Finance Costs, Net
The components of finance costs, net, include interest expense (income) and other finance costs (income) as follows:

	Year ended December 31,

	2022	2021
Interest expense:
Debt	165	161
Derivative financial instruments - hedging activities	(1)	(3)
Other, net	20	19
Fair value losses (gains) on cash flow hedges, transfer from equity (see note 19)	74	(10)
Net foreign exchange (gains) losses on debt	(74)	10
Net interest expense - debt and other	184	177
Net interest expense - leases	8	8
Net interest expense - pension and other post-employment benefit plans	11	13
Interest income	(7)	(2)
Net interest expense	196	196

	Year ended December 31,

	2022	2021
Net gains due to changes in foreign currency exchange rates	(114)	(27)
Net (gains) losses on derivative instruments	(328)	19
Other	(2)	-
Other finance income	(444)	(8)
Net gains due to changes in foreign currency exchange rates
Net gains due to changes in foreign currency exchange rates were principally comprised of amounts related to certain intercompany funding arrangements.
Net (gains) losses on derivative instruments
Net (gains) losses on derivative instruments related to foreign exchange contracts on instruments that are intended to reduce foreign currency risk on a portion of the Company’s indirect investment in LSEG, which is denominated in British pounds sterling (see note 19).